DEBT AND LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Debt and Lease Arrangements	DEBT AND LEASE ARRANGEMENTS
Debt

	$ million
	Dec 31, 2021			Dec 31, 2020
	Debt (excluding lease liabilities)	Lease liabilities	Total	Debt (excluding lease liabilities)	Lease liabilities	Total
Current debt:	4,080	4,138	8,218	12,756	4,143	16,899
Short-term debt	515	—	515	7,535	—	7,535
Long-term debt due within 1 year	3,565	4,138	7,703	5,221	4,143	9,364
Non-current debt	57,499	23,369	80,868	66,838	24,277	91,115
Total	61,579	27,507	89,086	79,594	28,420	108,014
Net debt

							$ million
	(Asset)/liability
	Current debt		Non-current debt		Derivative financial instruments	Cash and cash equivalents (see Note 14)	Net debt
At January 1, 2021	16,899		91,115		(798)	(31,830)	75,386
Cash flow	(17,887)		(1,842)	[B]	(1,165)	(5,679)	(26,573)
Lease additions	899		2,889				3,788
Other movements	8,655	[A]	(9,034)	[A]	688	—	309
Currency translation differences and foreign exchange (gains)/losses	(348)		(2,260)		1,715	539	(354)
At December 31, 2021	8,218		80,868		440	(36,970)	52,556
At January 1, 2020 [A]	15,058		81,294		724	(18,055)	79,021
Cash flow	(7,536)		13,121		1,157	(13,603)	(6,861)
Lease additions	870		2,268				3,138
Other movements	8,386	[A]	(8,288)	[A]	(524)	—	(426)
Currency translation differences and foreign exchange losses/(gains)	121		2,720		(2,155)	(172)	514
At December 31, 2020	16,899		91,115		(798)	(31,830)	75,386
[A] As from 2021, liabilities associated with assets classified as held for sale are presented separately. Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
[B] Includes $3,500 million of early repayment of non-current debt.
Capital management
In 2020, management announced its target to reduce net debt to $65 billion. This target was achieved in 2021. Management’s current priorities for applying Shell’s cash are, in order:
▪Base cash capex and ordinary progressive dividend: $19-22 billion cash capex per annum to sustain our strategy, with approximately 4% dividend per share growth annually, subject to Board approval;
▪AA credit metrics through the cycle: a net debt level to target AA credit metrics;
▪Additional shareholder distributions: total shareholder distributions of 20–30% of CFFO comprise dividends and share buybacks; and
▪Additional cash capex and continued balance sheet strengthening: measured, disciplined cash capex spend to execute our strategy at pace and further reduce net debt to achieve firm long-term AA credit metrics.
Gearing

	$ million, except where indicated
	Dec 31, 2021	Dec 31, 2020
Net debt	52,556	75,386
Total equity	175,326	158,537
Total capital	227,882	233,923
Gearing	23.1%	32.2%
Gearing is a measure of Shell’s capital structure and is defined as net debt (total debt less cash and cash equivalents) as a percentage of total capital (net debt plus total equity).
Shell has access to international debt capital markets via two commercial paper (CP) programmes, a Euro medium-term note (EMTN) programme and a US universal shelf (US shelf) registration. Issuances under the CP programmes are supported by a committed credit facility and cash.
Borrowing facilities and amounts undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020
CP programmes	20,000	20,000	20,000	13,254
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	—	N/A	N/A
Committed credit facilities	9,920	22,651	9,920	22,651
Under the CP programmes, Shell can issue debt of up to $10 billion with maturities not exceeding 270 days and $10 billion with maturities not exceeding 397 days.
The EMTN programme is updated each year, most recently in August 2021. In 2021, no debt was issued under this programme (2020: $6,734 million).
The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated every three years and was last updated in March 2021. During 2021, debt totalling $1,500 million (2020: $6,250 million) was issued under the US shelf registration.
On December 13, 2019, Shell refinanced its revolving credit facilities, which are linked to the new Secured Overnight Financing Rate ("SOFR"). The committed credit facilities are available at pre-agreed margins, with $1.92 billion expiring in 2022 (2020: expiring in 2021), $320 million expiring in 2025 and $7.68 billion expiring in 2026 (2020: expiring in 2025). The terms and availability are not conditional on Shell’s financial ratios nor its financial credit ratings. The interest and fees paid on these facilities are linked to Shell’s progress towards reaching its short-term Net Carbon Footprint intensity target.
The following tables compare contractual cash flows for debt excluding lease liabilities at December 31 with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable-rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.
2021

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,423	3,376	4,362	6,310	3,882	38,327	59,680	578	60,258
Bank and other borrowings	646	452	36	9	143	35	1,321	—	1,321
Total (excluding interest)	4,069	3,828	4,398	6,319	4,025	38,362	61,001	578	61,579
Interest	1,637	1,587	1,524	1,416	1,268	15,642	23,074
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS continued
15 – DEBT AND LEASE ARRANGEMENTS continued
2020

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Commercial paper	6,746	—	—	—	—	—	6,746	(15)	6,731
Bonds	5,080	4,720	5,408	4,633	8,043	41,853	69,737	1,308	71,045
Bank and other borrowings	944	162	33	215	47	417	1,818	—	1,818
Total (excluding interest)	12,770	4,882	5,441	4,848	8,090	42,270	78,301	1,293	79,594
Interest	1,834	1,707	1,630	1,527	1,412	15,985	24,095
Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 20). The fair value of debt excluding lease liabilities at December 31, 2021, was $67,066 million (2020: $88,294 million), mainly determined from the prices quoted for those securities.
Lease arrangements
Lease liabilities are secured on the leased assets. Shell has lease contracts in Integrated Gas and Upstream, principally for floating production storage and offloading units, subsea equipment, power generation, for drilling and ancillary equipment, service vessels, LNG vessels and land and buildings; in Oil Products, principally for tankers, storage capacity and retail sites; in Chemicals, principally for plant pipeline and machinery and in Corporate, principally for land and buildings.
Lease expenses not included in the measurement of lease liability

		$ million
	2021	2020
Expense relating to short-term leases	644	1,156
Expense relating to variable lease payments not included in the lease liabilities	1,172	1,209
The total cash outflow in respect of leases representing repayment of principal and payment of interest in 2021 was $6,777 million (2020: $6,891 million), recognised in the Consolidated Statement of Cash Flows from financing activities.
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:
2021

	$ million
	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	5,805		1,667	4,138
Between 1 and 5 years	15,889		4,972	10,917
5 years and later	18,309		5,857	12,452
Total	40,003	[A]	12,496	27,507
[A] Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, where future reconsideration is not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.
2020

	$ million
	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	6,059	1,916	4,143
Between 1 and 5 years	16,681	5,617	11,064
5 years and later	19,999	6,786	13,213
Total	42,739	14,319	28,420